Short Term Bank Loans (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Short-term debt bank loans	$ 3,632,279	$ 3,533,140	$ 3,456,370
Loan Due to China Guangfa Bank [Member]
Short-term Debt [Line Items]
Short-term debt bank loans			3,456,370
Loan Due to China Guangfa Bank One [Member]
Short-term Debt [Line Items]
Short-term debt bank loans	$ 3,632,279	$ 3,533,140